Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [text block] [Abstract]
Disclosure of maturity analysis for derivative financial liabilities [text block]
	December 31, 2019
	Carrying	Contractual	First half	Second half		2022-
	amount	cash flow	2020	2020	2021	2024
	NIS	NIS	NIS	NIS	NIS	NIS
Non-derivative financial liabilities
Other payables	14	14	14	-	-	-
Debentures	1,861	2,419	32	39	78	2,270

Total	1,875	2,433	46	39	78	2,270
	December 31, 2019
	Carrying	Contractual	First half	Second half		2022-	2025
	amount	cash flow	2020	2020	2021	2024	and later
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Non-derivative financial liabilities
Trade and other payables	1,270	1,270	1,209	61	-	-	-
Bank loans	3,386	3,942	316	204	448	1,341	1,633
Debentures	8,033	9,426	114	694	811	5,331	2,476

Total	12,689	14,638	1,639	959	1,259	6,672	4,109

Financial liabilities for derivative instruments	122	122	4	53	29	34	2
Forward contracts on the Israeli CPI	12,811	14,760	1,643	1,012	1,288	6,706	4,111

Disclosure of credit risk exposure [text block]
	December 31, 2018
			Foreign
		Israeli	currency linked
	Unlinked	CPI-linked	(mainly US$)
	NIS	NIS	NIS
Current assets
Cash and cash equivalents	1,058	-	46
Trade receivables	1,732	22	19
Other receivables	92	136	-
Investments including derivatives	1,613	56	110
Total current assets	4,495	214	175

Non-current assets
Trade and other receivables	365	105	-
Investments including derivatives	49	-	41
Total non-current assets	414	105	41
Total assets	4,909	319	216

Current liabilities
Debentures, loans and borrowings	3,365	632	-
Trade and other payables	1,382	53	166
Total current liabilities	4,747	685	166

Non-current liabilities
Debentures and bank loans	6,879	2,758	-
Other liabilities including derivatives	-	95	5
Total non-current liabilities	6,879	2,853	5

Total liabilities	11,626	3,538	171

Total exposure in the statement of financial position	(6,717)	(3,219)	45

Forward transactions	(1,520)	1,350	170
	December 31, 2019
			Foreign
		Israeli	currency linked
	Unlinked	CPI-linked	(mainly US$)
	NIS	NIS	NIS

Current assets

Cash and cash equivalents	788	-	26
Restricted cash	39	-	-
Trade receivables	1,648	20	21
Other receivables	44	236	-
Assets held for sale	-	-	-
Investments including derivatives	1,200	-	41
Total current assets	3,719	256	88

Non-current assets

Trade and other receivables	304	173	-
Investments including derivatives	45	-	-
Total non-current assets	349	173	-
Total assets	4,068	429	88

Current liabilities
Debentures, loans and borrowings	486	521	-
Current maturities of liabilities for leases	21	395	-
Trade and other payables	1,102	65	159
Employee benefits	651	-	3
Provisions	33	92	-
Total current liabilities	2,293	1,073	162

Non-current liabilities
Debentures and bank loans	7,681	2,731	-
Liability for leases	6	962	1
Employee benefits	307	-	49
Other liabilities including derivatives	-	66	-
Deferred tax liabilities	-	-	-
Provisions	49	-	-
Total non-current liabilities	8,043	3,759	50

Total liabilities	10,336	4,832	212

Total exposure in the statement of financial position	(6,268)	(4,403)	(124)

Forward transactions	(1,745)	1,555	190

Disclosure Of Detailed Information About Exchange Rates [Table Text Block]
	Year ended December 31			December 31
	2017	2018	2019	2017	2018	2019
	Rate of change			Reporting date spot rate
	%	%	%	NIS	NIS	NIS

1 US dollar	(9.8)	8.1	(7.79)	3.467	3.748	3.456
1 euro	2.7	3.32	(9.62)	4.153	4.291	3.878
Israeli CPI in Points	0.4	0.9	0.7	140.00	141.26	142.10

Disclosure Of Detailed Information About Interest Bearing Financial Instruments [Table Text Block]
	December 31
	2018	2019
	NIS	NIS

Fixed rate instruments
Financial assets	2,739	2,284
Financial liabilities	(12,547)	(11,312)
	(9,808)	(9,028)
Variable rate instruments
Financial assets	59	-
Financial liabilities	(1,086)	(107)
	(1,027)	(107)

Disclosure Of Detailed Information About Fair Value Of Observable In Fair Value Hierarchy [Table Text Block]
		Number of	Nominal		Capital
Hedge item	Repayment date	Transactions	Value	Fair value	reserve
			NIS	NIS	NIS

December 31, 2018:
Debentures (Series 6)	December 2019 - December 2022	6	1,350	(138)	(12)
			1,350	(138)	(12)
December 31, 2019:
Debentures (Series 6)	December 2020 - December 2022	4	1,005	(112)	(10)
Debentures (Series 10)	December 2022 - December 2025	4	300	(5)	(2)
Debentures (Series 12)	June 2026 - June 2030	5	250	(1)	(1)
		13	1,555	(118)	(13)

Disclosure Of Detailed Information About Carrying Amount Of Financial Instruments [Table Text Block]
	December 31, 2018		December 31, 2019
					Fair value
					weighted
					average
	Carrying	Fair	Carrying	Fair	discount
	amount	value	amount	value	rate
	NIS	NIS	NIS	NIS	%

Secured loans from banks and others
Unlinked	4,235	4,324	3,401	3,561	2.39
Debentures
Issued to the public (CPI linked)	3,464	3,602	2,508	2,647	0.05
Issued to the public (Unlinked)	4,681	4,405	4,071	4,160	1.00
Issued to institutional investors (CPI linked)	8	8	762	855	1.24
Issued to institutional investors (unlinked)	202	211	607	646	2.69

	12,590	12,550	11,349	11,869

Disclosure Of Detailed Information About Analysis Financial Instruments Carried At Fair Value [Table Text Block]
	December 31, 2018
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS

Financial assets held for trading
Monetary funds and ETFs	18	-	-	18
Marketable securities	376	-	-	376
Forward contracts	-	(135)	-	(135)
	394	(135)	-	259
	December 31, 2019
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS

Financial assets held for trading
Monetary funds and ETFs	312	-	-	312
Marketable securities	46	-	-	46
Forward contracts	-	(122)	-	(122)
	358	(122)	-	236

Disclosure Of Detailed Information About Carrying Amount Of Statement Of Financial Position [Table Text Block]
	December 31,
	2018	2019
	NIS	NIS

Trade and other receivables, gross	94	90
Offset amounts	(83)	(81)
Trade and other receivables presented in the statement of financial position	11	9
Trade payables, gross	121	100
Offset amounts	(83)	(81)
Trade and other payables presented in the statement of financial position	38	19